Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Net Income Per Share
Schedule of net income per share of common stock

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(in thousands, except shares and per share data)		(in thousands, except shares and per share data)
Net income (loss)	$6,698	$6,934	$(7,712)	$12,527
Weighted average common shares outstanding:
Basic	21,975,962	17,000,000	19,501,727	17,000,000
Common Share equivalents	129,047	—	—	—
Diluted	22,105,009	17,000,000	19,501,727	17,000,000

Earnings per share
Basic	$0.30	$0.41	$(0.40)	$0.74
Diluted	$0.30	$0.41	$(0.40)	$0.74

	Years Ended
	December 31,
	2018	2017	2016
	(in thousands,
	except shares and per share data)
Net Income	$18,219	$3,783	$6,614
Weighted average shares used in computing net income per share	17,000,000	17,000,000	17,000,000
Net Income per share, basic and diluted	$1.07	$0.22	$0.39